Defiance Israel Fixed Income ETF
Schedule of Investments
March 31, 2024 (Unaudited)

Principal Amount	Security Description	Value
	CORPORATE BONDS — 75.8%
	Communication Services — 7.9%
	B Communications, Ltd.
$385,000	11/30/2026, 3.650% (a)	$101,032
	Bezeq The Israeli Telecommunication Corporation, Ltd.
370,000	12/01/2025, 3.650% (a)	100,386
		201,418
	Consumer Discretionary — 4.1%
	SHIR Shlomo Real Estate Ltd.
400,000	10/31/2030, 4.100% (a)	103,480
		103,480

	Consumer Staples — 4.2%
	Strauss Group Ltd.
400,000	06/30/2027, 2.610% (a)	106,073
		106,073

	Energy — 10.4%
	Energean Israel Finance, Ltd.
50,000	03/30/2026, 4.875%	47,563
25,000	03/30/2028, 5.375%	22,884
25,000	03/30/2031, 5.875%	21,981
58,000	09/30/2033, 8.500%	57,535
	Leviathan Bond, Ltd.
42,000	06/30/2025, 6.125%	41,402
42,000	06/30/2027, 6.500%	40,668
36,000	06/30/2030, 6.750%	33,487
		265,520
	Financials — 26.8%
	Amidar-National Company for Immigrant Housing, Ltd.
100,000	03/31/2028, 1.440% (a)	25,671
	Bank Hapoalim BM
468,000	12/09/2031, 2.500% (a)	119,181
	Clalbit Finance, Ltd.
233,000	03/31/2033, 2.640% (a)	55,056
190,000	03/31/2035, 2.500% (a)	41,999
	Fattal Properties, Ltd.
290,000	08/30/2027, 2.650% (a)	74,740
	Israel Discount Bank, Ltd.
454,000	12/05/2030, 2.680% (a)	116,521
	Migdal Insurance Funds Raising, Ltd.
365,000	12/31/2030, 2.630% (a)	96,453
125,000	12/31/2036, 5.400% (a)	34,090
	Mizrahi Tefahot Issuing Company, Ltd.
439,000	06/08/2025, 2.980% (a)	117,821
		681,532
	Information Technology — 4.4%
	Amdocs, Ltd.
131,000	06/15/2030, 2.538%	112,199
		112,199

	Manufacturing — 4.4%
	Teva Pharmaceutical Finance Company LLC
115,000	02/01/2036, 6.150%	112,002
		112,002

	Materials — 3.3%
	ICL Group, Ltd.
87,000	05/31/2038, 6.375%	82,801
		82,801

	Real Estate — 10.3%
	Alony Hetz Properties & Investments, Ltd.
393,750	02/28/2027, 3.850% (a)	106,082
	Amot Investments, Ltd.
200,000	01/04/2026, 3.390% (a)	54,292
430,000	01/05/2032, 2.440% (a)	100,162
		260,536
	TOTAL CORPORATE BONDS (Cost $1,909,293)	1,925,561

	FOREIGN GOVERNMENT NOTES/BONDS — 22.7%
	Israel — 22.7%
	Israel Government Bonds
60,000	03/16/2026, 2.875%	57,161
33,000	01/17/2028, 3.250%	30,809
56,000	01/15/2030, 2.500%	48,196
90,000	07/03/2030, 2.750%	77,670
85,000	01/17/2033, 4.500%	79,263
95,000	01/30/2043, 4.500%	82,036
58,000	01/17/2048, 4.125%	45,383
109,000	01/15/2050, 3.375%	73,575
110,000	07/03/2050, 3.875%	81,536
		575,629
	TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $574,821)	575,629

	TOTAL INVESTMENTS (Cost $2,484,114) — 98.5%	2,501,190
	Other Assets in Excess of Liabilities — 1.5%	37,291
	NET ASSETS — 100.0%	$2,538,481

Percentages are stated as a percent of net assets.

(a) Principal amount denominated in Israeli Shekel (ILS).

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at March 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024:

Defiance Israel Fixed Income ETF
	Level 1	Level 2	Level 3	Total
Assets(a)
Corporate Bonds	$–	$1,925,561	–	$1,925,561
Foreign Government Notes/Bonds	–	575,629	–	575,629
Total Investments in Securities	$–	$2,501,190	–	$2,501,190

(a) See Schedule of Investments for further disaggregation of investment categories.

For the period ended March 31, 2024, the Fund did not recognize any transfers to or from Level 3.